Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)	Composition of income tax benefit:
	For the year ended December 31
	2025	2024	2023
	€ in thousands
Current tax expense
Current year	154	(687)	(932)
	154	(687)	(932)
Deferred tax income
Creation and reversal of temporary differences	221	2,111	1,655
Adjustments for prior years, net	2,153	-	713
	2,374	2,111	2,368
Tax benefit	2,528	1,424	1,436

Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:
	2025	2024	2023
	€ in thousands
Profit (loss) before taxes on income	(8,909)	(10,567)	976
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	2,049	2,430	(224)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	44	140	(72)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	3,894	2,544	994
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	946	(235)	(47)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	438	156	713
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	-	18	1,363
Change in temporary differences for which deferred tax were not recognized	(1,801)	260	106
Current year tax losses and benefits for which deferred taxes were not created	(2,500)	(3,639)	(1,275)
Permanent differences	(542)	(250)	(122)

Tax benefit	2,528	1,424	1,436

Schedule of Deferred Taxes	Deferred taxes:
	Fixed		Carry- forward tax
	assets and leases	Swap contract	deductions and losses	Total
	€ in thousands

Balance of deferred tax asset (liability) as at January 1, 2025	(615)	(3,487)	10,532	6,430
Changes recognized in profit or loss	(2,475)	-	4,849	2,374
Changes recognized in other comprehensive income	-	(60)	-	(60)
Balance of deferred tax asset (liability) as at December 31, 2025	(3,090)	(3,547)	15,381	8,744

	Fixed		Carry- forward tax
	assets and leases	Swap contract	deductions and losses	Total
	€ in thousands

Balance of deferred tax asset (liability) as at January 1, 2024	(1,350)	(1,645)	9,156	6,161
Changes recognized in profit or loss	735	-	1,376	2,111
Changes recognized in other comprehensive income	-	(1,842)	-	(1,842)
Balance of deferred tax asset (liability) as at December 31, 2024	(615)	(3,487)	10,532	6,430